UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22133

ALPS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

JoEllen L. Legg, Esq.

ALPS Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: January 1 - March 31, 2010

Item 1.	Schedule of Investments.

AVS LISTED PRIVATE EQUITY PORTFOLIO

STATEMENT OF INVESTMENTS

March 31, 2010 (Unaudited)

	Shares	Market Value (Note 1)
COMMON STOCKS (99.85%)
COMMUNICATIONS (1.61%)
Internet (1.61%)
Internet Capital Group, Inc. (a)	16,676	$140,912

TOTAL COMMUNICATIONS		140,912

DIVERSIFIED (12.11%)
Diversified Operations (2.22%)
Wendel Investissement	3,250	193,561

Holding Companies-Diversified (9.89%)
Ackermans & van Haaren N.V.	2,814	205,849
HAL Trust	2,500	268,274
Leucadia National Corp. (a)	15,625	387,656

		861,779

TOTAL DIVERSIFIED		1,055,340

FINANCIAL (86.13%)
Closed-End Funds (23.87%)
3i Infrastructure PLC	90,325	151,049
AP Alternative Assets LP (a)	32,300	232,560
ARC Capital Holdings, Ltd. (a)	181,500	192,953
Candover Investments PLC (a)	19,200	191,569
Electra Private Equity PLC (a)	12,578	257,485
Graphite Enterprise Trust PLC	47,214	229,271
HBM BioVentures AG (a)	4,578	214,919
HgCapital Trust PLC	20,179	260,282
Macquarie International Infrastructure Fund, Ltd.	278,700	104,591
Princess Private Equity Holding, Ltd. (a)	30,272	179,903
Private Equity Investor PLC (a)	37,800	65,679

		2,080,261

Diversified Financial Services (25.36%)
Brait SA	13,383	37,023
Conversus Capital LP (a)	24,000	391,200
GP Investments, Ltd. (a)	58,400	287,345
Intermediate Capital Group PLC	50,600	208,088
KKR & Co. Guernsey LP	69,600	800,400
Onex Corp.	17,100	486,407

		2,210,463

Investment Companies (19.62%)
China Merchants China Direct Investments, Ltd. (a)	102,900	240,410
DeA Capital SpA (a)	64,000	111,597
Eurazeo	2,300	159,768
Investor AB	11,200	214,830
MVC Capital, Inc.	14,800	200,836
Prospect Capital Corp.	6,850	83,228
Ratos AB, B Shares	9,400	311,788
RHJ International (a)	14,565	126,296
SVG Capital PLC (a)	110,267	260,700

		1,709,453

Investment Management & Advisory Services (1.90%)
The Blackstone Group LP			11,850	165,900

Venture Capital (15.38%)
3i Group PLC			71,970	318,032
Altamir Amboise (a)			32,747	263,611
Deutsche Beteiligungs AG			6,825	157,309
Dinamia Capital Privado S.C.R., SA			8,725	120,320
GIMV N.V.			6,000	323,753
IP Group PLC (a)			114,626	73,057
JAFCO Co., Ltd.			3,200	84,030

				1,340,112

TOTAL FINANCIAL				7,506,189

TOTAL COMMON STOCKS (Cost $7,586,406)				8,702,441

	7-Day Yield		Shares	Market Value (Note 1)
SHORT TERM INVESTMENTS (3.38%)
MONEY MARKET FUND (3.38%)
Dreyfus Treasury Prime Cash Management Fund	0.00	%(b)	294,208	294,208

TOTAL MONEY MARKET FUND				294,208

TOTAL SHORT TERM INVESTMENTS (Cost $294,208)				294,208

TOTAL INVESTMENTS (103.23%) (Cost $7,880,614)				$8,996,649
Liabilities In Excess Of Other Assets (-3.23%)				(281,557)

NET ASSETS (100.00%)				$8,715,092

Common Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Corp. - Corporation

Inc. - Incorporated

LP - Limited Partnership

Ltd. - Limited

N.V. - Naamioze Vennootschap is the Dutch term for public limited liability corporation.

PLC - Public Limited Company

SA - Generally designates corporations in various countries mostly employing civil law. This translates literally in all languages mentioned as anonymous company.

SpA - Societea Per Azioni is an Italian shared company.

(a)	Non-Income Producing Security.
(b)	Less than 0.005%.

For Portfolio compliance purposes, the Portfolio’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are based on third party definitions and are unaudited. The definitions are industry terms and do not reflect the legal status of any of the investments or the companies in which the Portfolio has invested.

See Notes to Quarterly Statement of Investments.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ALPS Variable Insurance Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated September 17, 2007. The Trust consists of one series, the AVS Listed Private Equity Portfolio (the “Portfolio”). The Portfolio offers Class I and Class II shares (collectively, the “Classes” and individually, each a “Class”).

The Portfolio is an investment vehicle for variable annuity contracts and variable life insurance policies. The Portfolio also may be used as an investment vehicle for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolio are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, and to qualified pension and retirement plans and registered and unregistered separate accounts. Shares are not offered to the general public.

The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Investment Valuation: The Board of Trustees (“Board” or “Trustees”) has approved procedures to be used to value the Portfolio’s securities for the purposes of determining the Portfolio’s net asset value (“NAV”). The valuation of the securities of the Portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the Portfolio to ALPS Fund Services, Inc. (“ALPS” or the “Administrator”).

The Portfolio generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”) (normally, 4 p.m. Eastern time) on each business day (Monday through Friday). The Portfolio will not value its securities on any day that the NYSE is closed, including the following observed holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day, and the preceding Friday or subsequent Monday when one of those holidays falls on a Saturday or Sunday, respectively.

The Portfolio’s currency valuations, if any, are done as of the close of regularly scheduled trading on the NYSE, which is usually at 4:00 p.m. Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Portfolio’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Portfolio’s Board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. Because the Portfolio invests in securities that may be thinly traded or for which market quotations may not be readily available or may be unreliable (such as securities of small capitalization companies), the Portfolio may use fair valuation procedures more frequently than portfolios that invest primarily in securities that are more liquid (such as equity securities of large capitalization domestic issuers). The Portfolio may also use fair value procedures if the Fair Value Committee determines that a significant event has occurred between the time at which a market price is determined and the time at which the Portfolio’s net asset value is calculated. In particular, the value of non-U.S. securities may be materially affected by events occurring after the close of the market on which they are traded, but before the Portfolio prices its shares.

The Portfolio may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Portfolio may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the Portfolio values its securities. In addition, the Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. The Portfolio’s use of fair value pricing may help deter “stale price arbitrage.”

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A portfolio that uses fair value to price securities may value those securities higher or lower than another portfolio using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value, and the difference between fair value and the price of the securities may be material.

Fair Valuation Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Portfolio’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

•	Level 1 – Unadjusted quoted prices in active markets for identical investments

•	Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2010:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$8,702,441	$—	$—	$8,702,441
Short Term Investments	294,208	—	—	294,208
TOTAL	$8,996,649	$—	$—	$8,996,649

For the three months ended March 31, 2010 there were no significant transfers between level 1 securities and level 2 securities. For the three months ended March 31, 2010, the Portfolio did not have any significant unobservable inputs (Level 3) in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Investment Transactions: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions are reported on an identified cost basis, which is the same basis the Portfolio uses for federal income tax purposes. Interest income, which includes accretion of discounts, is accrued and recorded as earned.

Foreign Securities: The Portfolio may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate the Portfolio, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and are included in realized and unrealized gains or losses on investments.

Forward Foreign Currency Transactions: The Portfolio may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized gains or losses are recorded in the Portfolio’s financial statements. The Portfolio records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. The Portfolio did not have forward foreign currency contracts at March 31, 2010.

Expenses: Each Class of shares shall bear expenses, not including advisory or custodial fees or other expenses related to the management of the Portfolio’s assets that are directly attributable to the kind or degree of services rendered to that Class (“Class Expenses”). Expenses that cannot be directly attributed to a class are apportioned among the Classes based on average net assets.

Expenses, including the management fee or the fee of other service providers, may be waived or reimbursed by the Portfolio’s investment Adviser, Sub-Adviser, underwriter, or any other provider of services to the Portfolio with respect to each Class of the Portfolio on a Class by Class basis.

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect (a) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and (b) the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Income Taxes: For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes has been made.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. The Portfolio intends to comply with the diversification requirements. These requirements are in addition to the diversification requirements imposed on the Portfolio by Internal Revenue Code Subchapter M and the 1940 Act.

Distributions to Shareholders: The Portfolio currently intends to declare and pay dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolio will be automatically reinvested, at net asset value, in additional shares of the Portfolio unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolio will pay any dividends or realize any capital gains. Any net capital gain earned by the Portfolio is distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by the Portfolio on the ex-dividend date.

2. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS:

Net unrealized appreciation/depreciation of investments based on federal tax cost as of March 31, 2010 were as follows:

Gross appreciation (excess of value over tax cost)	$1,008,961
Gross depreciation (excess of tax cost over value)	(154,517)

Net unrealized appreciation/depreciation	$854,444

Cost of investments for income tax purposes	$8,142,205

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.Cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INSURANCE TRUST

By:	/s/ Jeremy O. May
Jeremy O. May President (Principal Executive Officer)

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	May 26, 2010

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	May 26, 2010

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